Shareholders' Equity - Additional Information (Details)	Apr. 06, 2021 £ / shares	Jun. 30, 2024 £ / shares shares	Jun. 30, 2024 $ / shares shares	Mar. 31, 2024 $ / shares	Dec. 31, 2023 £ / shares	Dec. 31, 2023 $ / shares	Jun. 30, 2023 $ / shares	Mar. 31, 2023 $ / shares
Class Of Stock [Line Items]
Ordinary shares, par value | (per share)		£ 0.001	$ 0.001	$ 0.001	£ 0.001	$ 0.001	$ 0.001	$ 0.001
Deferred Shares
Class Of Stock [Line Items]
Deferred shares nominal value per share | £ / shares	£ 92,451.85
Deferred shares repurchase | shares		1	1